Nile Pan Africa Fund

Nile Africa Natural Resources Fund

Nile Africa Fixed Income Fund

(the “Nile Funds”)

Incorporated herein by reference is the definitive version of the prospectus for the Nile Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 1, 2011 (SEC Accession No. 0001162044-11-000578).